PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Feb. 23, 2013
Property Plant And Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 4—PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following:

	2013	2012
Land	$100	$103
Buildings	1,294	1,240
Property under construction	37	297
Leasehold improvements	688	652
Equipment	2,733	2,701
Capitalized lease assets	335	369

Total property plant and equipment	5,187	5,362
Accumulated depreciation	(3,277)	(3,063)
Accumulated amortization on capitalized lease assets	(210)	(200)

Total property, plant and equipment, net	$1,700	$2,099

Depreciation expense was $333, $321 and $320 for fiscal 2013, 2012 and 2011, respectively. Amortization expense related to capitalized lease assets was $23, $26 and $26 for fiscal 2013, 2012 and 2011, respectively.